Supplemental Cash Flow Information - Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Cash Flow Elements And Supplemental Cash Flow Information [Abstract]
Interest paid on outstanding debt	$ 171	$ 198	$ 238
Income tax payments	245	332	273
Income tax refunds	$ 23	$ 22	$ 18